FundX Upgrader Fund | FundX Upgrader Fund
FundX Upgrader Fund
Investment Objective
The FundX Upgrader Fund (“Upgrader Fund”) seeks to maximize capital appreciation over the long term without regard to income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Upgrader Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FundX Upgrader Fund Investor Class
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		FundX Upgrader Fund Investor Class
Management Fee		1.00%
Distribution (Rule 12b-1) Fees		none
Other Expenses		0.24%
Acquired Fund (Underlying Fund) Fees and Expenses	[1]	0.46%
Total Annual Fund Operating Expenses		1.70%
[1]	The Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

Example
This Example is intended to help you compare the cost of investing in the Upgrader Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Upgrader Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Upgrader Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
FundX Upgrader Fund Investor Class	173	586	927	2,019

Portfolio Turnover
As a fund-of-funds, the Upgrader Fund does not typically pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio), except with respect to any purchases or sales of ETFs.  If transaction costs are involved, a higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Upgrader Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Upgrader Fund’s performance.  During the most recent fiscal year, the Upgrader Fund’s portfolio turnover rate was 128% of the average value of its portfolio.

Principal Investment Strategies
The Upgrader Fund is a fund-of-funds and as such seeks to achieve its investment objective by investing primarily in no-load and load-waived mutual funds, including exchange-traded funds (“Underlying Funds”).  Some Underlying Funds primarily invest in particular types of securities (e.g., equity or fixed-income securities of various credit qualities, including high-yield securities or “junk bonds”), while some concentrate in certain industries or sectors, and others invest in a variety of securities.  The Upgrader Fund may purchase, without limit, shares of international and global Underlying Funds.  In addition, up to 50% of the Upgrader Fund’s net assets may be invested in Underlying Funds that focus their investment in securities of companies located in emerging markets.

Upgrading
When a fund begins to lag its peers, the Advisor redeems the shares and directs the proceeds to a better performing alternative.

In managing the Fund, the Advisor uses a proprietary Upgrading investment strategy to select Underlying Funds and to manage the portfolio consistent with the Fund’s investment objective.  Using this strategy, the Advisor classifies Underlying Funds according to their risk and performance characteristics.  Four different classes of Underlying Funds are categorized according to this system, ranging from Speculative Underlying Funds, which are the most speculative funds with the highest risk but also the highest reward potential, to Bond Underlying Funds, which have the lowest risk but also the lowest reward potential.  See “More about the Funds’ Investment Objectives, Strategies and Risks – The Advisor’s Classification Process of the Underlying Funds” for more information on this system.

Under normal market conditions, the Fund will typically maintain a substantial holding of Core Underlying Funds.  Core Underlying Funds generally invest in a diversified portfolio of equity securities of well-established U.S. and foreign companies with a wide range of market capitalizations.  Core Underlying Funds may also invest in fixed income securities.  The Fund may also invest a portion of its assets in Speculative Underlying Funds which are more aggressive, may be less diversified and involve investments in small unseasoned companies and emerging markets and entail greater risks and in Total Return and Bond Underlying Funds which are less aggressive and may involve investment in more balanced portfolio and fixed income securities.  As part of the Upgrading strategy, the Advisor sells an Underlying Fund when the Advisor believes that the Underlying Fund is performing out of synch with current market leadership or if a new Underlying Fund is judged more attractive than a current holding.

For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portfolio of its assets in money market instruments, money market funds or U.S. government repurchase agreements.  To the extent the Fund is invested in such defensive investment, the Fund may not achieve its investment objective.

Principal Risks
An investment in the Upgrader Fund entails risk.  The Upgrader Fund cannot guarantee that it will meet its investment objective.  Since the price of the Underlying Funds that the Upgrader Fund holds may fluctuate, the value of your investment may fluctuate and you could lose all or a portion of your investment in the Upgrader Fund.  The following risks could affect the value of your investment:

●
General Market Risk – General market risk is the risk that the value of a Fund’s shares will fluctuate based on the performance of the securities held by the Underlying Funds it owns.  These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●
Management Risk – Management risk describes the Upgrader Fund’s ability to meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Upgrader Fund.

●
Foreign Securities Risk – The Underlying Funds held by the Upgrader Fund may have significant investments in foreign securities.  Foreign securities risk entails risk relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices.

●	Emerging Markets Risk – In addition to the foreign securities risks mentioned above, emerging markets are generally more volatile and less liquid.

●	Non-Diversification Risk – While the Upgrader Fund is diversified, the Underlying Funds may invest in a limited number of issuers and therefore may be considered non-diversified.

●
Derivative Risk – Some Underlying Funds may use derivative instruments which derive their value from the value of an underlying asset, currency or index.  The value of derivatives may rise or fall more rapidly than other investments and it is possible to lose more than the initial amount invested.

●	Leverage Risk – Some Underlying Funds may borrow money for leveraging and will incur interest expense.

●
Short Sales Risk – The Underlying Funds may engage in short sales which could cause an Underlying Fund’s investment performance to suffer if it is required to close out a short position earlier than it had intended.

●	Small Company Risk – The Underlying Funds may invest in securities of small companies, which involves greater volatility than investing in larger and more established companies.

●
Concentration and Sector Emphasis Risk – Because the Underlying Funds may hold a limited number of issuers, they may become concentrated in one or more sectors at any given time, subjecting the Upgrader Fund to sector concentration risk.

●
Interest Rate and Credit Risk – Interest rates may rise resulting in a decrease in the value of the securities held by the Underlying Funds or may fall resulting in an increase in the value of such securities.

●
High-Yield Securities (Junk Bonds) Risk – The value of fixed-income securities held by the Underlying Funds that are rated below investment grade are subject to additional risk factors such as increased possibility of default, illiquidity of the security and changes in value based on public perception of the issuer.

●
ETF Trading Risk – Because the Upgrader Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which the ETFs trade, which may impact a Fund’s ability to sell its shares of an ETF.

●
Portfolio Turnover Risk – To the extent the Upgrader Fund invests in ETFs, it may be subject to the risks of having a high portfolio turnover rate.  High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

●
Upgrading Strategy Risk – The Upgrader Fund employs an Upgrading strategy whereby it continually seeks to invest in the top-performing securities at a given time.  When investment decisions are based on near-term performance, however, the Upgrader Fund may be exposed to the risk of buying Underlying Funds immediately following a sudden, brief surge in performance that may be followed by a subsequent drop in market value.

●
Underlying Funds Risk – The risks associated with the Upgrader Fund include the risks related to each Underlying Fund in which the Upgrader Fund invests.  Although the Upgrader Fund seeks to reduce the risk of your investment by diversifying among mutual funds and ETFs that invest in stocks and, in some cases, bonds, there are inherent risks of investing in various asset classes.

Performance
The following performance information provides some indication of the risks of investing in the Upgrader Fund.  The bar chart below illustrates how the Upgrader Fund’s total returns have varied from year to year.  The table below illustrates how the Upgrader Fund’s average annual total returns for the 1-year, 5-year and 10-year periods compare with a domestic broad-based market index and secondary index provided to offer a broader market perspective.  The Upgrader Fund’s performance, before and after taxes is not necessarily an indication of how the Upgrader Fund will perform in the future.  Updated performance is available on the Upgrader Fund’s website at www.upgraderfunds.com.

Calendar Year Total Return as of December 31

Best and Worst Quarters
Best Quarter	Q3 2009	19.68%
Worst Quarter	Q4 2008	-22.45%

Average Annual Total Returns as of December 31, 2012
Average Annual Returns FundX Upgrader Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Investor Class	12.97%	(3.00%)	7.46%
After Taxes on Distributions Investor Class	12.94%	(3.44%)	6.90%
After Taxes on Distributions and Sale of Fund Shares Investor Class	8.45%	(2.63%)	6.45%
S&P 500 Index	16.00%	1.66%	7.10%
Dow Jones Global Index	16.59%	(0.46%)	8.74%

The “Return After Taxes on Distributions” shows the effect of taxable distributions (dividends and capital gains distributions), but assumes that you still hold Fund shares at the end of the period.  The “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of both taxable distributions and any taxable gain or loss that would be realized if a Fund’s shares were sold at the end of the specified period.  The after-tax returns are calculated using the highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes.  In certain cases, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period.  This will occur when a capital loss is realized upon the sale of Fund shares and provides an assumed tax benefit that increases the return.  Your actual after-tax returns depend on your tax situation and may differ from those shown.  The after-tax returns are not relevant if you hold your Fund shares through a tax-deferred account, such as a 401(k) plan or an individual retirement account (“IRA”).